CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Net income of year		$ 145,645,660	$ 322,084,531	$ 148,108,419
Components of other comprehensive income that will not be reclassified to income for the year, before taxes
Gains (losses) from defined benefit plans		(4,127,305)	(1,263,781)	19,669
Other comprehensive income that will not be reclassified to income for the year, before taxes		(4,127,305)	(1,263,781)	19,669
Components of other comprehensive income that will be reclassified to income for the year, before taxes
Gains (losses) on exchange differences on translation		17,077,670	37,990,079	(34,786,480)
Gains (losses) on cash flow hedges		345,986	63,008	(5,661)
Other comprehensive income that will be reclassified to income for the year, before taxes		17,423,656	38,053,087	(34,792,141)
Other comprehensive income, before tax		13,296,351	36,789,306	(34,772,472)
Income taxes related to components of other comprehensive income that will not be reclassified to income for the year
Income tax relating to defined benefit plans		(1,107,699)	(339,533)	47,228
Income taxes related to components of other comprehensive income that will not be reclassified to income for the year		1,107,699	339,533	(47,228)
Income taxes related to components of other comprehensive income that will be reclassified to income for the year
Income tax relating to cash flow hedges		(93,416)	16,196	(728)
Income taxes related to components of other comprehensive income that will be reclassified to income for the year		(93,416)	(16,196)	728
Total other comprehensive income and expense		14,310,634	37,112,643	(34,818,972)
Comprehensive income (expense)	[1]	159,956,294	359,197,174	113,289,447
Comprehensive income (expense) attributable to:
Equity holders of the parent		143,626,508	341,548,106	96,580,893
Non-controlling interests		16,329,786	17,649,068	16,708,554
Total Comprehensive income (expense)	[1]	$ 159,956,294	$ 359,197,174	$ 113,289,447

[1]	See Note 27 - Common Shareholders’ Equity.